Shareholder's Equity	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Equity [Abstract]
Shareholder's Equity

NOTE 5 SHAREHOLDER’S EQUITY

In August 2018, the Company entered into a Stock Purchase Agreement with Lincoln Park (“LPC”) Corporation for $20 million (the Purchase Agreement). The Company may sell and issue LPC and LPC is obligated to purchase up to $20 million in value of shares of common stock from time to time over three years. The Company may direct LPC, at its sole discretion, and subject to certain conditions, to purchase up to 10,000 to 30,000 shares of common stock on any business day, provided that at least one business day has passed since the most recent purchase. The amount of a purchase may be increased under certain circumstances provided, however that LPC cannot make any single purchase that exceeds $750,000. The purchase price of shares of common stock related to the future funding will be based on the then prevailing market prices of such shares at the time of sales as described in the Stock Purchase Agreement. For the six months ended September 30, 2019, the Company received proceeds of $1,981,994 from the sale of 410,000 shares of the Company’s stock or an average price per share of $4.83. There is $16,673,821 remaining under the Purchase Agreement as of September 30, 2019.

On July 2, 2019, the SEC declared effective, the Company’s Form S3 shelf registration statement which allows the Company to sell up to $100 million of equity securities.

On June 3, 2019, the Company entered into a Stock Purchase Agreement with investors for the issuance of 1,583,743 registered shares of common stock. The Company raised net proceeds was $7,839,494. The Company’s CEO participated in this offering by investing $300,000 and receiving 58,253 shares of common stock at $5.15 per share. In addition, LPC invested $500,000 and received 100,000 shares of common stock at $5.00 per share. This investment was not part of the Stock Purchase Agreement.

Stock to be Issued to a Vendor

As of March 31, 2019, the Company was obligated to issue 30,000 shares to a vendor for services related to investor relations. The Company recorded stock-based compensation of $144,000 for the shares to be issued, or $4.80 per share, the fair market value. The Company recorded this obligation as a liability for shares to be issued. For the three months and six months ended September 30, 2019, the Company recorded stock-based compensation of $(28,500) and $ (6,000), respectively, which was due the change in the fair market value of the stock to be issued. The fair market value of the liability as of September 30, 2019 was $138,000.

Issuance of Restricted Shares

On December 26, 2018, the Board of directors approved the issuance of 304,000 and 36,000 shares of restricted stock to the board of directors, officers, employees and consultants to be granted on December 31, 2018 and January 1, 2019, respectively. Fair value for restricted stock awards is valued using the closing price of the Company’s stock on the date of grant. Restricted stock vests annually over five years. During the three and six months ended September 30, 2019, 5,000 shares of restricted stock were forfeited. The Company recorded stock-based compensation expense of $219,269 and $348,279 for the three and six months ended September 30, 2019 associated with these grants.

Stock Option Plan

The Company has an amended and restated Equity Incentive Option Plan (the “2013 Plan”), that grants stock options, restricted stock units and restricted shares to officers, directors, employees, and non-employees for shares of the Company’s stock. The options vesting terms are generally between two to four years and expire up to ten years after the grant date. On December 26, 2018 and February 13, 2019, the Board of Directors authorized the increase of an additional 600,000 and 1,000,000 shares to a total of 3,100,000 shares for issuance under the 2013 Plan, respectively. As of September 30, 2019, there are 288,707 options available for future grants.

A summary of the Company’s options for the six months ended September 30, 2019, is as follows:

	Number Of Options	Weighted Average Exercise Price - Options	Weighted Average Remaining Contractual Life-Options	Aggregate Intrinsic Value

Options outstanding as of April 1, 2019	2,375,812	$4.32	9.2	$523,820
Granted	30,000	4.92		-
Exercised	(38,222)	2.87		(81,051)
Forfeited	(25,643)	4.87		-

Outstanding as of September 30, 2019	2,341,947	$4.52	8.7	$442,769
Exercisable as of September, 30, 2019	824,699	$4.37	7.9	$246,834

As of September 30, 2019, the Company has unrecognized stock-based compensation expense of approximately $2,570,361 related to unvested stock options and is expected to be expensed over the weighted average remaining service period of 1.7 years. The weighted average fair value of options granted was $3.49 per share during the six months ended September 30, 2019. The following were utilized on the date of grant:

	Three Months September 30, 2019	Three Months September 30, 2018	Six Months September 30, 2019	Six Months September 30, 2018
Risk -free interest rate	1.4% - 2.3%	2.5-3.1%	1.4% -2.3%	2.5-3.1%
Expected volatility	82.3- 83.4%	80.7-81.2%	82.3 – 83.4%	80.7-81.2%
Dividend yield	0%	0	0%	0%
Expected terms (in years)	6.25	5-9.9	6.25	5-9.9

The following summarizes the components of stock-based compensation expense for the three and six three months ended September 30, 2019 and September 30, 2018, respectively

	Three Months Ended		Six Months Ended
	September 30,		September 30,
	2019	2018	2019	2018

Research and development	$183,766	$26,766	$333,688	$96,193
General and administrative	739,231	815,244	1,508,346	825,817

Total stock-based compensation expense	$922,997	$842,010	$1,842,034	$922,010

Warrants

A summary of the Company’s outstanding warrants as of September 30, 2019 are as follows:

Warrant Holders	Number Of Warrants	Exercise Price	Date Of Expiration
January 2017 offering - investors	1,701,616	$4.25	January 2022	(a)
January 2017 offering - investors	1,701,616	$4.25	February 2022	(a)
March 2017 offering - investors	220,988	$4.25	March 2022	(a)
March 2017 offering - placement agent	11,050	$4.25	March 2022	(a)
February 2018 offering - investors	2,299,802	$4.25	February 2021
Pulmonox license agreement	208,333	$4.80	January 2024
Total	6,143,405

(a)	These warrants have down round protection.

There were no warrants exercised during any periods presented.

NOTE 5 SHAREHOLDER’S EQUITY

Common Stock

In December 2016, AIT entered into a Securities Purchase and Registration Rights Agreement (the “SPA”) pursuant to which AIT agreed to issue and sell purchased units in the minimum aggregate amount of $10,000,000 and up to a maximum aggregate amount of $25,000,000. Each purchased unit (each a “Unit”) comprised one common stock, and two warrant to purchase one share of common stock per warrant. The exercise price for each warrant is $6.90 per share and are eligible to be exercised on a cashless basis in the sole discretion of the holder. The warrants expire in five years from the date of issuance. The warrants have anti-dilution price protection features including under certain circumstances the adjustment of the exercise price of the warrants and number of warrant shares.

In addition, based on the terms of the SPA, because the issuance of Units by AIT, together with issuances of Units by the Company following the Merger, failed to raise aggregate gross proceeds of at least $15,000,000 the Company issued each investor the same warrants. The Company issued 1,701,616 Units which resulted in the issuance of 1,701,616 shares of common stock and 3,403,232 warrants to purchase common stock. For the year ended December 31, 2017, the Company recorded a warrant liability of $3,760,000, and a non-cash expense for the change in the fair market value of the warrant liabilities of $2,978,000 was recognized. In addition, based on the terms of the SPA, because the issuance of Units, together with issuances of Units by the Company following the Merger, failed to raise aggregate gross proceeds of at least $15 million, the Company adjusted the number of warrants and issued an additional 1,701,616 warrants to the investors. Consequently, the Company recorded in 2017 additional finance expenses amounting to $2,434,000. During the third quarter of 2019, the Company adopted ASU 2017-11 retrospectively to outstanding financial instruments with a down round feature by means of cumulative-effect adjustment, see (Note 2). There will be no future changes for recording the change in warrant liabilities due to the adoption of ASU-2017-11 by means of cumulative-effect adjustment, see (Note 2). As a result of the adoption, down round features became excluded in determining whether the instrument was indexed to the Company’s own stock. Accordingly, the previously recorded derivative liability and changes in its fair value were reversed as of the beginning of the fiscal year, and there will be no future changes for recording the change in warrant liabilities.

The note holders elected to convert the carrying value of the convertible notes including accrued interest into converted 1,397,098 shares of common stock at the time of the reverse merger based upon the quoted market value. Following the conversion, the holder no longer had any right or claims under the note agreements. AIT accounted for this amendment to the note agreement as a modification according to ASC 470-50 “Modification and Extinguishments”. The Company received $3,342,000 from the note holders of which $892,000 were from related parties. The Company recognized a discount from the beneficial conversion feature and it was amortized over the life of the note. In addition, debt issuance costs were amortized immediately.

On January 13, 2017, the principal and accrued interest on all of the outstanding convertible notes, amounting to $3,955,140 were converted into 1,390,595 shares of common stock. In addition, the Company issued 6,473 shares of common stocks as a finders’ fee upon the conversion of the convertible notes. This resulted in the Company recording for the year ended December 31, 2017 in other expenses $18,000, for the finder’s fees.

In March 2017, the Company raised net proceeds of $663,000 through the issuance of an aggregate of 110,494 purchased units, each of which comprised one share of common stock and two warrants to acquire shares of common Stock at an exercise price of $6.90 per share. Direct and incremental costs related to this investment round amounted to $199,000. In addition, the Company incurred additional costs amounted to $15,000 with respect to warrants that the Company is obligated to issue to the placement agent. These costs were allocated between the common stock and the warrants. The warrants have anti-dilution price protection features including under certain circumstances the adjustment of the exercise price of the warrants and number of warrant shares.

During the three and nine months ended December 31, 2018, the Company adopted ASU 2017-11 retrospectively to outstanding financial instruments with a down round feature by means of cumulative-effect adjustment, see (Note). There will be no future changes for recording the change in warrant liabilities due to the adoption of ASU-2017-11.

On February 16, 2018, the Company entered into a Securities Purchase Agreement with several accredited shareholders. The Company issued warrants to purchase 4,599,604 shares of its common stock, par value $0.0001 per share at a purchase price of $0.01 per underlying warrant share. The warrants are comprised of an aggregate of (i) 2,299,802 Tranche A Warrants to purchase shares of common stock at an exercise price of $4.25 per share exercisable within three days from the issue date of the Tranche A Warrants and (ii) an equal amount of Tranche B Warrants to purchase shares of common stock at an exercise price of $4.25 per share for the Tranche B Warrant, exercisable within three years from the issue date of the warrants. In connection with the February 2018 stock offering, the Company’s Board of Directors approved the issuance of warrants to purchase common stock with an exercise price of $4.25 per share. Immediately following the closing, all the shareholders in this offering exercised the full amount of their Tranche A Warrants resulting in net proceeds of $9,820,000.

In February 2018, the Board of Directors repriced outstanding options to purchase common stock issued in 2017 to $4.25 per share. The Company accounted for the change in exercise price as a modification pursuant to ASC 718. Accordingly, the modification was valued at $59,507 and is being recorded over the remaining vesting period for the options based upon the incremental fair value of the modified award and the fair value of the original award on the modification date. On August 10, 2018, the Company entered into a $20 million Purchase Agreement (commonly known as At The Market Offering, or ATM) with LPC. Pursuant to the terms of the Purchase Agreement, the Company may sell and issue LPC and LPC is obligated to purchase up to $20 million in value of shares of common stock from time to time over three years. The Company also entered into a registration rights agreement with LPC whereby the Company agreed to file a registration statement with the SEC and the shares of the Company’s common stock that may be issued to LPC under the terms of the Purchase Agreement. The Company may direct LPC, at its sole discretion, and subject to certain conditions, to purchase up to 10,000 shares of common stock on any business day, provided that at least one business day has passed since the most recent purchase. The amount of a purchase may be increased under certain circumstances provided, however that LPC cannot make any single purchase that exceeds $750,000. The purchase price of shares of common stock related to the future funding will be based on the then prevailing market prices of such shares at the time of sales as described in the Purchase Agreement. The Company filed a registration statement with the SEC and it was accepted on October 12, 2018.

From the execution of the Purchase Agreement on August 10, 2018 to March 31, 2019, the Company issued and sold to LPC 297,000 shares of common stock at an average price of $4.53 per shares for net proceeds of $1,344,185 at an average price per share of $4.43 and incurred offering costs of $545,000 that was charged to additional paid in capital. Net proceeds for these transactions were $799,185. Subsequent to March 31, 2019, through June 18, 2019, the Company issued and sold to LPC 250,000 shares of common stock for proceeds of $1,173,810 at an average price of $4.70 per share. There is $17,482,005 remaining on the Purchase Agreement.

Stock to be Issued to a Vendor

During the year ended March 31, 2019, the Company is obligated to issue 30,000 shares to a vendor for services related to investor relations. The Company recorded stock-based compensation of $144,000 for the shares to be issued, or $4.80 per share, at fair market value. The Company recorded this obligation as a liability for shares to be issued.

Issuance of Restricted Shares

On January 13, 2017, the Company issued 492,624 restricted stock to one of the directors of the Company, of which 246,312 vested in July 2017. During 2017, 246,312 restricted stock were cancelled. During the year ended 2017, the Company recorded general and administrative expenses of approximately $1,961,000 in connection with the above grant, out of which $844,000 were recorded with respect to the restricted cancellation. No related expenses were recorded for the year ended March 31, 2019 and for the three months ended March 31, 2018.

On December 26, 2018, the Board of directors approved the issuance of 304,000 and 36,000 restricted stock to the board of directors, officers, employees and consultants to be granted on December 31, 2018 and January 1, 2019, respectively. The restricted stock vests annually over five years.The Company recorded stock-based compensation expense of $147,719 for the year ended March 31, 2019.

Stock Option Plan

The Company has an amended and restated Equity Incentive Option Plan (the “2013 Plan”), that grants stock options, restricted stock units and restricted shares to officers, directors, employees, and non-employees for shares of the Company’s stock. The options vesting terms are generally between two to four years and expire up to ten years after the grant date. On August 2, 2018, the Board of Directors authorized the increase of an additional 1,033,324 shares to a total of 1,500,000 shares for issuance under the 2013 Plan. On December 26, 2018 and February 13, 2019, the Board of Directors authorized the increase of an additional 600,000 and 1,000,000 shares to a total of 3,100,000 shares for issuance under the 2013 Plan, respectively. As of March 31,2019, there are 310,525 options are available for future grants.

A summary of the Company’s options for the year ended March 31, 2019 is as follows:

	Number Of Options	Weighted Average Exercise Price - Options	Weighted Average Remaining Contractual Life- Options	Aggregate Intrinsic Value

Options outstanding as of April 1, 2018	510,904	$4.32	9.0	$625,626
Granted	1,919,000	4.54		237,463
Exercised	(20,759)	0.42		(90,033)
Forfeited	(33,333)	4.25		-

Outstanding as of March 31, 2019	2,375,812	$4.48	9.2	$773,056
Exercisable as of March 31, 2019	806,397	$4.33	8.0	$426,510

As of March 31, 2019, the Company has unrecognized stock-based compensation expense of approximately $4,299,400 related to unvested stock options and is expected to be expensed over the weighted average remaining service period of 2.3 years. The weighted average fair value of options granted during the year ended March 31, 2019, three months ended March 31, 2018 and year ended December 31, 2017 was approximately $3.11 per share, $1.88 and $1.66 per share, respectively, on the date of grant using the Black-Scholes option pricing model with the following assumption:

	March 31, 2019	March 31, 2018	December 31, 2017
Risk -free interest rate	2.5% - 3.2%	2.4% - 2.6%	2.1% - 3.5%
Expected volatility	80.7% - 84.5%	84.5%	75.0%
Dividend yield	0%	0%	0%
Expected terms (in years)	5-9-10	3.5-5.8	5.5-6.0

During the year ended March 31, 2019, the Company granted 340,000 restricted stock awards of which, 133,000 restricted stock awards were to officers. The fair market value of the restricted shares for stock-based expense is equal to the closing pricing of the Company’s stock at the date of grant. Stock based compensation for the year ended March 31, 2019 was $147,719. The shares vest and is expected to be issued annually over five years.

The following summarizes the components of stock-based compensation expense which includes common stock, stock options, warrants and restricted stock in the consolidated statements of operations and comprehensive loss for the year ended March 31, 2019, three months ended March 31, 2018 and year ended December 31, 2017, respectively

Stock-based Compensation

	Year Ended March 31, 2019	Three Months Ended March 31, 2018	Year Ended December 31, 2017

Research and development	$572,918	$49,875	$618,482
General and administrative	1,977,403	96,554	3,766,362

Total stock-based compensation expense	$2,550,321	$146,429	$4,384,844

Warrants

A summary of the Company’s outstanding warrants as of March 31, 2019 are as follows:

Warrant Holders	Number Of Warrants	Exercise Price	Date Of Expiration
January 2017 offering - investors	1,701,616	$4.25	January 2022	(a)
January 2017 offering - investors	1,701,616	$4.25	February 2022	(a)
March 2017 offering - investors	220,988	$4.25	March 2021	(a)
March 2017 offering - placement agent	11,050	$4.25	March 2021	(a)
March 2018 offering - investors	2,299,802	$4.25	March 2022
Third-party license agreement	208,333	$4.80	January 2024
Total	6,143,405			(b)

(a)	These warrants have down round protection.

(b)	In August 2015, AIT entered into an Option Agreement (the “Option Agreement”) with a third party whereby AIT acquired the Option to purchase certain intellectual property assets and rights (the “Option”) on September 7, 2016 for $25,000. Upon exercise of the Option, we became obligated to make certain one-time development and sales milestone payments to Pulmonox, commencing with the date on which we receive regulatory approval for the commercial sale of the first product candidate qualifying under the agreement. These milestone payments are almost entirely sales related and are capped at a total of $87 million across three separate and distinct indications that fall under the agreement. AIT exercised the Option in January 2017 and paid an exercise price of $500,000. AIT issued to the third party a warrant (the “Third Party Warrant”) to purchase up to 178,570 ordinary shares of AIT at an exercise price of $4.80 for each share. This warrant was exchanged for a warrant to acquire the same number of shares of the Company’s common stock upon consummation of the merger. The shares exchange was at 1:1 ratio. The Company recorded stock-based compensation expense of $479,700 to research and development based upon the fair value using the Black-Scholes option pricing model. On May 10, 2018, the Company issued to the third-party additional warrants to purchase up to 29,763 shares of the Company at an exercise price of $4.80 per share for each share of common stock. The Company recorded stock-based compensation expense of $55,900 to research and development based upon the fair value using the Black-Scholes option pricing model.

There were no warrants exercised during the year ended March 31, 2019, three months ended March 31, 2018 or for the year ended December 31, 2017.